STEVENS & LEE

LAWYERS & CONSULTANTS

111 N. Sixth Street
Reading, PA19601
(610) 478-2000 Fax (610) 376-5610
www.stevenslee.com

Direct Dial:

(610) 478-2167

                                                                                                                    Email:               tfd@stevenslee.com

Direct Fax:

(610) 988-0828

May 23, 2013

Securities and Exchange Commission

EDGAR Filing

Re:  The DMS Funds
ICA File 811-22706

Ladies and Gentlemen:

We are counsel to the above referenced investment company.  The Company filed a new Prospectus and Statement of Additional Information under Rule 485(a) on March 22, 2013, to add a new series, the Baltic Index Fund, which was declared effective by the Commission on May 16, 2013.  Final versions of the Prospectus and SAI for the Baltic Index Fund have been filed today under Rule 485(b), incorporating all changes previously discussed with the Staff. The Fund is now filing a new Prospectus and SAI for the Baltic Index Fund under Rule 485(a).  The purpose of this new filing is solely to add a new Class I Shares for the Fund; no other changes in the text of the materials is being made.  Accordingly, the Fund respectfully requests that the Commission conduct only a limited review of the newly filed Prospectus and SAI, which documents cover both Class A and I.  The Fund will file a request for acceleration after it has discussed the filing with the Staff.If you need any further information, please contact the undersigned.

Very truly yours,

STEVENS & LEE

/s/ Timothy F. Demers

Timothy F. Demers

TFD:mm